United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23239

AMERICAN BEACON INSTITUTIONAL FUNDS TRUST

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2025

Date of reporting period: July 31, 2025

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.80%
Communication Services - 2.78%
Diversified Telecommunication Services - 0.31%
Verizon Communications, Inc.	41,600	$1,778,816

Entertainment - 0.72%
Electronic Arts, Inc.	7,291	1,111,805
Spotify Technology SAA	3,510	2,199,155
Warner Bros Discovery, Inc.A	55,400	729,618

		4,040,578

Interactive Media & Services - 0.90%
Alphabet, Inc., Class A	15,030	2,884,257
Alphabet, Inc., Class C	11,274	2,174,304

		5,058,561

Media - 0.85%
Comcast Corp., Class A	92,189	3,063,440
Omnicom Group, Inc.	17,200	1,239,260
Paramount Global, Class B	37,800	475,146

		4,777,846

Total Communication Services		15,655,801

Consumer Discretionary - 2.75%
Automobile Components - 0.09%
BorgWarner, Inc.	14,000	515,200

Automobiles - 0.35%
General Motors Co.	36,900	1,968,246

Hotels, Restaurants & Leisure - 1.30%
Carnival Corp.A	144,400	4,298,788
Las Vegas Sands Corp.	29,508	1,546,219
Wynn Resorts Ltd.	13,779	1,502,324

		7,347,331

Household Durables - 0.65%
Lennar Corp., Class A	32,066	3,597,164
Lennar Corp., Class B	666	71,382

		3,668,546

Specialty Retail - 0.36%
Lithia Motors, Inc.	1,400	403,200
Lowe’s Cos., Inc.	7,200	1,609,704

		2,012,904

Total Consumer Discretionary		15,512,227

Consumer Staples - 2.44%
Beverages - 1.10%
Coca-Cola Co.	26,500	1,799,085
Constellation Brands, Inc., Class A	10,800	1,804,032
Keurig Dr. Pepper, Inc.	79,690	2,601,879

		6,204,996

Food Products - 0.31%
Conagra Brands, Inc.	18,500	337,810
Kraft Heinz Co.	51,400	1,411,444

		1,749,254

Household Products - 0.27%
Procter & Gamble Co.	9,900	1,489,653

Tobacco - 0.76%
Philip Morris International, Inc.	26,162	4,291,876

Total Consumer Staples		13,735,779

Energy - 3.46%
Energy Equipment & Services - 0.89%
Baker Hughes Co.	26,700	1,202,835

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.80% (continued)
Energy - 3.46% (continued)
Energy Equipment & Services - 0.89% (continued)
Halliburton Co.	65,448	$1,466,035
NOV, Inc.	99,500	1,251,710
Schlumberger NV	32,400	1,095,120

		5,015,700

Oil, Gas & Consumable Fuels - 2.57%
APA Corp.B	109,800	2,118,042
Chevron Corp.	7,119	1,079,525
ConocoPhillips	6,653	634,297
Coterra Energy, Inc.	62,900	1,534,131
Exxon Mobil Corp.	23,519	2,625,661
Murphy Oil Corp.	8,600	213,366
Ovintiv, Inc.	26,700	1,099,506
Permian Resources Corp.	73,581	1,041,907
Phillips 66	14,941	1,846,409
Shell PLC, ADR	20,500	1,480,305
Shell PLC	22,598	809,072

		14,482,221

Total Energy		19,497,921

Financials - 9.07%
Banks - 4.03%
Bank of America Corp.	87,141	4,119,155
Citigroup, Inc.	31,900	2,989,030
Citizens Financial Group, Inc.	25,100	1,197,772
Commerce Bancshares, Inc.	11,228	687,154
Cullen/Frost Bankers, Inc.	10,600	1,350,546
First Citizens BancShares, Inc., Class A	447	891,658
PNC Financial Services Group, Inc.	9,100	1,731,457
Truist Financial Corp.	14,640	639,914
U.S. Bancorp	77,450	3,482,152
Wells Fargo & Co.	51,531	4,154,944
Western Alliance Bancorp	19,301	1,496,986

		22,740,768

Capital Markets - 1.10%
Ameriprise Financial, Inc.	4,841	2,508,558
Blackstone, Inc.	11,700	2,023,632
State Street Corp.	14,800	1,653,900

		6,186,090

Consumer Finance - 1.16%
American Express Co.	5,445	1,629,743
Capital One Financial Corp.	18,719	4,024,585
SLM Corp.	27,280	867,504

		6,521,832

Financial Services - 0.87%
Corebridge Financial, Inc.	24,200	860,552
Fidelity National Information Services, Inc.	42,863	3,403,751
Fiserv, Inc.A	4,600	639,124

		4,903,427

Insurance - 1.91%
American International Group, Inc.	69,346	5,383,330
Aon PLC, Class A	3,843	1,366,993
Arch Capital Group Ltd.	14,220	1,223,773
Everest Group Ltd.	2,312	776,370
Hartford Insurance Group, Inc.	6,400	796,096
Willis Towers Watson PLC	3,914	1,236,080

		10,782,642

Total Financials		51,134,759

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.80% (continued)
Health Care - 4.98%
Biotechnology - 0.35%
Amgen, Inc.	6,700	$1,977,170

Health Care Equipment & Supplies - 1.60%
Alcon AGB	18,700	1,637,185
GE HealthCare Technologies, Inc.	23,083	1,646,280
Medtronic PLC	50,576	4,563,978
Solventum Corp.A	5,300	378,208
STERIS PLC	1,280	289,907
Zimmer Biomet Holdings, Inc.	5,150	471,998

		8,987,556

Health Care Providers & Services - 1.50%
Centene Corp.A	11,700	305,019
Cigna Group	1,440	385,027
CVS Health Corp.	10,600	658,260
Elevance Health, Inc.	9,435	2,670,860
HCA Healthcare, Inc.	2,410	853,116
Humana, Inc.	4,300	1,074,441
Labcorp Holdings, Inc.	1,800	468,144
UnitedHealth Group, Inc.	8,226	2,052,880

		8,467,747

Life Sciences Tools & Services - 0.57%
Avantor, Inc.A	91,670	1,232,045
Danaher Corp.	7,600	1,498,416
ICON PLCA	2,949	498,941

		3,229,402

Pharmaceuticals - 0.96%
GSK PLC, ADRB	10,500	390,075
Merck & Co., Inc.	36,635	2,861,926
Roche Holding AG	1,404	444,406
Sanofi SA, ADR	37,856	1,727,748

		5,424,155

Total Health Care		28,086,030

Industrials - 5.28%
Aerospace & Defense - 0.70%
Boeing Co.A	4,040	896,234
General Dynamics Corp.	8,400	2,617,524
RTX Corp.	2,800	441,196

		3,954,954

Air Freight & Logistics - 0.28%
FedEx Corp.	7,110	1,589,014

Building Products - 0.42%
Johnson Controls International PLC	22,651	2,378,355

Commercial Services & Supplies - 0.15%
Waste Connections, Inc.	4,460	832,548

Construction & Engineering - 0.23%
AECOM	7,025	791,998
Fluor Corp.A	8,800	499,576

		1,291,574

Electrical Equipment - 0.38%
Vertiv Holdings Co., Class A	14,716	2,142,650

Ground Transportation - 0.66%
JB Hunt Transport Services, Inc.	6,868	989,335
Norfolk Southern Corp.	2,800	778,400
Uber Technologies, Inc.A	22,434	1,968,584

		3,736,319

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.80% (continued)
Industrials - 5.28% (continued)
Machinery - 2.18%
CNH Industrial NV	67,200	$870,912
Cummins, Inc.	4,600	1,691,052
Deere & Co.	900	471,933
Fortive Corp.	32,801	1,572,152
Oshkosh Corp.	11,500	1,455,095
PACCAR, Inc.	11,350	1,120,926
Parker-Hannifin Corp.	5,800	4,245,020
Stanley Black & Decker, Inc.	6,700	453,255
Timken Co.	5,400	410,886

		12,291,231

Professional Services - 0.28%
Experian PLC	29,271	1,547,816

Total Industrials		29,764,461

Information Technology - 5.82%
Communications Equipment - 0.75%
F5, Inc.A	13,600	4,262,512

Electronic Equipment, Instruments & Components - 0.37%
Ralliant Corp.A	3,673	167,930
Teledyne Technologies, Inc.A	3,500	1,928,570

		2,096,500

IT Services - 0.21%
Cognizant Technology Solutions Corp., Class A	16,295	1,169,329

Semiconductors & Semiconductor Equipment - 1.60%
Entegris, Inc.	24,152	1,894,966
Microchip Technology, Inc.	47,758	3,227,963
QUALCOMM, Inc.	26,459	3,883,123

		9,006,052

Software - 2.89%
Adobe, Inc.A	4,700	1,681,143
Atlassian Corp., Class AA	3,760	721,093
Microsoft Corp.	8,050	4,294,675
Monday.com Ltd.A	4,100	1,075,389
Oracle Corp.	8,246	2,092,587
Synopsys, Inc.A	4,100	2,597,227
Workday, Inc., Class AA	16,700	3,830,646

		16,292,760

Total Information Technology		32,827,153

Materials - 3.44%
Chemicals - 2.67%
Air Products & Chemicals, Inc.	13,739	3,955,183
Axalta Coating Systems Ltd.A	52,863	1,497,080
Corteva, Inc.	41,900	3,022,247
Ecolab, Inc.	8,100	2,120,256
Linde PLC	2,180	1,003,367
Olin Corp.	26,000	492,440
PPG Industries, Inc.	11,000	1,160,500
RPM International, Inc.	15,500	1,819,855

		15,070,928

Construction Materials - 0.67%
CRH PLC	14,424	1,376,771
Martin Marietta Materials, Inc.	4,200	2,414,496

		3,791,267

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.80% (continued)
Materials - 3.44% (continued)
Containers & Packaging - 0.10%
Amcor PLC	56,575	$536,279

Total Materials		19,398,474

Real Estate - 0.90%
Industrial REITs - 0.15%
Prologis, Inc.	7,646	816,440

Residential REITs - 0.20%
Equity LifeStyle Properties, Inc.	19,200	1,150,464

Specialized REITs - 0.55%
Public Storage	4,611	1,253,915
VICI Properties, Inc.	57,096	1,861,330

		3,115,245

Total Real Estate		5,082,149

Utilities - 2.88%
Electric Utilities - 1.80%
Entergy Corp.	36,362	3,288,216
Pinnacle West Capital Corp.	20,302	1,839,767
PPL Corp.	30,000	1,070,700
Xcel Energy, Inc.	53,953	3,962,308

		10,160,991

Gas Utilities - 0.41%
Atmos Energy Corp.	14,700	2,292,024

Multi-Utilities - 0.35%
Dominion Energy, Inc.	34,100	1,993,145

Water Utilities - 0.32%
American Water Works Co., Inc.	13,000	1,823,120

Total Utilities		16,269,280

Total Common Stocks (Cost $185,696,494)		246,964,034

	Principal Amount
CORPORATE OBLIGATIONS - 4.25%
Communications - 0.58%
Media - 0.58%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.200%, Due 3/15/2028	$130,000	128,514
6.100%, Due 6/1/2029	330,000	343,843
6.484%, Due 10/23/2045	140,000	136,563
5.750%, Due 4/1/2048	465,000	411,750
3.850%, Due 4/1/2061	395,000	243,141
3.950%, Due 6/30/2062	395,000	246,167
Cox Communications, Inc.,
5.800%, Due 12/15/2053C	510,000	453,346
5.950%, Due 9/1/2054C	1,420,000	1,297,010

		3,260,334

Total Communications		3,260,334

Consumer, Cyclical - 0.01%
Airlines - 0.01%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, 2019-1, AA	91,089	83,571

Consumer, Non-Cyclical - 0.05%
Auto Manufacturers - 0.03%
Ford Motor Credit Co. LLC, 5.303%, Due 9/6/2029	200,000	196,325

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 4.25% (continued)
Consumer, Non-Cyclical - 0.05% (continued)
Commercial Services - 0.02%
Moody’s Corp., 2.550%, Due 8/18/2060	$180,000	$90,724

Total Consumer, Non-Cyclical		287,049

Energy - 0.26%
Oil & Gas - 0.19%
BP Capital Markets PLC, 6.450%, Due 12/1/2033, (5 yr. CMT + 2.153%)D E	575,000	595,425
Devon Energy Corp., 7.875%, Due 9/30/2031	50,000	57,255
Occidental Petroleum Corp.,
5.200%, Due 8/1/2029	180,000	180,554
6.625%, Due 9/1/2030	260,000	274,531

		1,107,765

Pipelines - 0.07%
Kinder Morgan Energy Partners LP, 5.400%, Due 9/1/2044	85,000	78,806
ONEOK Partners LP, 6.850%, Due 10/15/2037	125,000	136,905
Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032C	205,000	174,152

		389,863

Total Energy		1,497,628

Financial - 1.41%
Banks - 0.86%
Bank of America Corp., 2.482%, Due 9/21/2036, (5 yr. CMT + 1.200%)D	1,425,000	1,212,760
Citizens Financial Group, Inc., 5.841%, Due 1/23/2030, (1 day USD SOFR + 2.010%)D	240,000	247,766
JPMorgan Chase & Co., 6.500%, Due 4/1/2030, OO, (5 yr. CMT + 2.152%)D E	535,000	548,612
Morgan Stanley, 2.484%, Due 9/16/2036, (1 day USD SOFR + 1.360%)D	1,410,000	1,200,271
Truist Financial Corp., 4.950%, Due 9/1/2025, P, (5 yr. CMT + 4.605%)D E	795,000	793,492
U.S. Bancorp, 5.300%, Due 4/15/2027, J, (3 mo. USD Term SOFR + 3.176%)D E	380,000	378,460
Wells Fargo & Co., 3.900%, Due 3/15/2026, BB, (5 yr. CMT + 3.453%)D E	450,000	445,825

		4,827,186

Diversified Financial Services - 0.20%
American Express Co., 3.550%, Due 9/15/2026, D, (5 yr. CMT + 2.854%)D E	140,000	136,824
Charles Schwab Corp., 4.000%, Due 6/1/2026, I, (5 yr. CMT + 3.168%)D E	1,010,000	995,530

		1,132,354

Insurance - 0.11%
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	145,000	89,042
Markel Group, Inc., 5.000%, Due 5/20/2049	380,000	329,836
MetLife, Inc., 3.850%, Due 9/15/2025, G, (5 yr. CMT + 3.576%)D E	185,000	184,357

		603,235

Investment Companies - 0.24%
ARES Capital Corp.,
7.000%, Due 1/15/2027	100,000	102,930
2.875%, Due 6/15/2028	270,000	255,095
Blue Owl Capital Corp., 2.875%, Due 6/11/2028	310,000	289,207
Golub Capital BDC, Inc., 2.500%, Due 8/24/2026	745,000	725,525

		1,372,757

Total Financial		7,935,532

Industrial - 0.07%
Aerospace/Defense - 0.07%
Boeing Co.,
3.200%, Due 3/1/2029	285,000	271,457
5.150%, Due 5/1/2030	126,000	127,997

		399,454

Total Industrial		399,454

Technology - 0.22%
Computers - 0.01%
Dell International LLC/EMC Corp., 3.450%, Due 12/15/2051	71,000	48,593

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 4.25% (continued)
Technology - 0.22% (continued)
Semiconductors - 0.21%
Foundry JV Holdco LLC, 6.300%, Due 1/25/2039C	$1,155,000	$1,189,008

Total Technology		1,237,601

Utilities - 1.65%
Electric - 1.65%
Appalachian Power Co., 4.500%, Due 3/1/2049, Y	795,000	643,659
Arizona Public Service Co., 2.650%, Due 9/15/2050	105,000	62,010
Dominion Energy, Inc.,
6.875%, Due 2/1/2055, A, (5 yr. CMT + 2.386%)D	235,000	245,964
6.625%, Due 5/15/2055, (5 yr. CMT + 2.207%)D	740,000	758,088
Duke Energy Carolinas LLC,
5.250%, Due 3/15/2035	235,000	239,701
6.000%, Due 1/15/2038	145,000	153,721
6.050%, Due 4/15/2038	405,000	428,705
3.200%, Due 8/15/2049	175,000	118,106
Duke Energy Corp., 5.800%, Due 6/15/2054	400,000	390,975
Duke Energy Progress LLC,
4.150%, Due 12/1/2044	255,000	208,098
4.200%, Due 8/15/2045	125,000	102,895
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, A-2	715,000	594,779
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	115,000	76,893
Entergy Corp.,
2.800%, Due 6/15/2030	115,000	105,837
7.125%, Due 12/1/2054, (5 yr. CMT + 2.670%)D	200,000	207,056
Entergy Louisiana LLC,
4.000%, Due 3/15/2033	137,000	128,894
5.350%, Due 3/15/2034	440,000	448,913
Entergy Mississippi LLC, 5.800%, Due 4/15/2055	145,000	144,950
Florida Power & Light Co., 3.950%, Due 3/1/2048	120,000	95,015
Kentucky Utilities Co., 3.300%, Due 6/1/2050	185,000	125,114
PacifiCorp,
4.150%, Due 2/15/2050	485,000	367,412
5.350%, Due 12/1/2053	585,000	522,551
5.500%, Due 5/15/2054	595,000	544,169
Public Service Enterprise Group, Inc.,
5.450%, Due 4/1/2034	515,000	526,202
5.400%, Due 3/15/2035	5,000	5,067
Sempra,
6.400%, Due 10/1/2054, (5 yr. CMT + 2.632%)D	565,000	546,605
6.875%, Due 10/1/2054, (5 yr. CMT + 2.789%)D	425,000	428,930
6.550%, Due 4/1/2055, (5 yr. CMT + 2.138%)D	195,000	188,254
6.625%, Due 4/1/2055, (5 yr. CMT + 2.354%)D	345,000	338,840
System Energy Resources, Inc., 5.300%, Due 12/15/2034	545,000	536,431

		9,283,834

Total Utilities		9,283,834

Total Corporate Obligations (Cost $24,579,855)		23,985,003

FOREIGN CORPORATE OBLIGATIONS - 1.61%
Consumer, Non-Cyclical - 0.58%
Agriculture - 0.27%
BAT Capital Corp.,
3.462%, Due 9/6/2029	130,000	124,618
6.000%, Due 2/20/2034	130,000	136,927
4.540%, Due 8/15/2047	960,000	778,477
Reynolds American, Inc., 5.700%, Due 8/15/2035	455,000	463,949

		1,503,971

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 1.61% (continued)
Consumer, Non-Cyclical - 0.58% (continued)
Pharmaceuticals - 0.31%
Bayer U.S. Finance II LLC, 4.250%, Due 12/15/2025C	$290,000	$289,260
Bayer U.S. Finance LLC,
6.125%, Due 11/21/2026C	400,000	406,186
6.875%, Due 11/21/2053C	995,000	1,058,557

		1,754,003

Total Consumer, Non-Cyclical		3,257,974

Energy - 0.30%
Pipelines - 0.30%
Enbridge, Inc.,
7.200%, Due 6/27/2054, (5 yr. CMT + 2.970%)D	465,000	478,990
7.375%, Due 3/15/2055, (5 yr. CMT + 3.122%)D	1,160,000	1,207,750

		1,686,740

Total Energy		1,686,740

Financial - 0.64%
Banks - 0.49%
Barclays PLC,
5.674%, Due 3/12/2028, (1 day USD SOFR + 1.490%)D	320,000	325,250
5.690%, Due 3/12/2030, (1 day USD SOFR + 1.740%)D	200,000	206,415
HBOS PLC, 6.000%, Due 11/1/2033C	365,000	370,583
Toronto-Dominion Bank, 4.568%, Due 12/17/2026	1,870,000	1,872,848

		2,775,096

Insurance - 0.15%
Fairfax Financial Holdings Ltd., 6.350%, Due 3/22/2054	830,000	837,061

Total Financial		3,612,157

Utilities - 0.09%
Electric - 0.09%
Electricite de France SA, 6.000%, Due 4/22/2064C	570,000	544,564

Total Foreign Corporate Obligations (Cost $8,947,107)		9,101,435

FOREIGN SOVEREIGN OBLIGATIONS - 0.37%
Israel Government International Bonds, 5.375%, Due 3/12/2029	205,000	208,979
Mexico Government International Bonds,
5.850%, Due 7/2/2032	265,000	266,590
4.280%, Due 8/14/2041	990,000	758,587
3.771%, Due 5/24/2061	1,440,000	841,680

Total Foreign Sovereign Obligations (Cost $2,168,194)		2,075,836

ASSET-BACKED OBLIGATIONS - 0.90%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022-1 A3	21,769	21,744
AmeriCredit Automobile Receivables Trust, 4.380%, Due 4/18/2028, 2022-2 A3	13,724	13,722
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022-A A3	9,230	9,216
CarMax Auto Owner Trust, 5.500%, Due 1/16/2029, 2024-2 A3	395,000	399,453
CNH Equipment Trust, 5.420%, Due 10/15/2027, 2024-B A2A	63,135	63,260
Compass Datacenters Issuer III LLC, 5.656%, Due 2/25/2050, 2025-1A A2C	325,000	328,184
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021-2 AC	300,000	289,000
GM Financial Automobile Leasing Trust, 4.660%, Due 2/21/2028, 2025-1 A3	130,000	130,525
GM Financial Consumer Automobile Receivables Trust, 4.620%, Due 12/17/2029, 2025-1 A3	380,000	382,492
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021-1 AC	245,000	236,098
Honda Auto Receivables Owner Trust,
1.880%, Due 5/15/2026, 2022-1 A3	8,175	8,165
4.570%, Due 9/21/2029, 2025-1 A3	390,000	392,439
John Deere Owner Trust,
2.320%, Due 9/15/2026, 2022-A A3	19,823	19,782
3.740%, Due 2/16/2027, 2022-B A3	80,346	80,095
5.420%, Due 5/17/2027, 2024-B A2A	390,379	391,405
Mercedes-Benz Auto Lease Trust, 5.440%, Due 2/16/2027, 2024-A A2A	138,464	138,748
New Economy Assets - Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021-1 A1C	345,000	282,954

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 0.90% (continued)
Porsche Financial Auto Securitization Trust, 4.440%, Due 1/22/2030, 2024-1A A3C	$700,000	$700,092
Porsche Innovative Lease Owner Trust, 4.670%, Due 11/22/2027, 2024-1A A3C	280,000	280,257
Stellantis Financial Underwritten Enhanced Lease Trust, 4.630%, Due 7/20/2027, 2025-AA A2C	265,000	265,024
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IIC	275,100	249,465
Toyota Auto Loan Extended Note Trust, 4.930%, Due 6/25/2036, 2023-1A AC	100,000	101,632
World Omni Automobile Lease Securitization Trust, 4.420%, Due 4/17/2028, 2025-A A3	280,000	280,450

Total Asset-Backed Obligations (Cost $5,149,078)		5,064,202

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.21%
BX Commercial Mortgage Trust, 5.156%, Due 9/15/2036, 2021-VOLT A, (1 mo. USD Term SOFR + 0.814%)C D	372,999	372,299
NRTH Mortgage Trust, 5.983%, Due 3/15/2039, 2024-PARK A, (1 mo. USD Term SOFR + 1.641%)C D	785,000	785,000

Total Commercial Mortgage-Backed Obligations (Cost $1,156,217)		1,157,299

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 13.48%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	20,643	20,331
3.000%, Due 11/1/2032	52,397	50,660
2.500%, Due 6/1/2035	123,457	115,021
2.000%, Due 3/1/2036	421,123	383,318
2.500%, Due 9/1/2041	403,715	356,735
2.500%, Due 11/1/2041	222,139	196,104
3.500%, Due 5/1/2042	343,199	320,693
4.000%, Due 6/1/2042	634,586	607,771
3.000%, Due 4/1/2047	274,628	238,420
3.500%, Due 1/1/2048	145,000	132,264
4.000%, Due 4/1/2048	116,553	108,679
3.000%, Due 8/1/2048	197,689	174,304
2.500%, Due 7/1/2050	255,656	212,430
2.500%, Due 11/1/2051	364,228	303,850
2.000%, Due 2/1/2052	669,051	528,818
2.000%, Due 3/1/2052	801,443	629,355
2.500%, Due 5/1/2052	528,251	438,559
5.000%, Due 6/1/2052	123,754	121,086
6.000%, Due 3/1/2053	658,324	677,612
4.500%, Due 5/1/2053	703,992	669,257
5.000%, Due 8/1/2053	771,221	753,354
6.000%, Due 8/1/2053	705,206	715,127
5.500%, Due 9/1/2053	774,858	779,287
6.000%, Due 12/1/2053	190,374	194,412
5.500%, Due 2/1/2054	1,156,158	1,154,605
5.500%, Due 4/1/2054	1,113,031	1,109,069
6.000%, Due 4/1/2054	478,989	491,299
6.000%, Due 8/1/2054	847,195	863,076
5.000%, Due 9/1/2054	784,535	768,465
5.500%, Due 10/1/2054	851,906	852,034
5.500%, Due 5/1/2055	1,299,819	1,299,290

		15,265,285

Federal National Mortgage Association,
3.500%, Due 1/1/2028	8,763	8,658
4.500%, Due 4/1/2034	46,112	45,918
3.000%, Due 10/1/2034	104,325	99,937
2.000%, Due 11/1/2035	275,558	251,998
2.000%, Due 12/1/2035	133,442	121,883
2.000%, Due 1/1/2036	215,896	197,184
2.500%, Due 4/1/2036	230,598	214,549
3.500%, Due 6/1/2037	72,935	70,006
5.500%, Due 6/1/2038	8,800	8,976
5.000%, Due 5/1/2040	50,069	50,366
5.000%, Due 6/1/2040	31,445	31,631
2.500%, Due 11/1/2041	262,691	231,904
5.000%, Due 3/1/2042	22,867	23,002
3.500%, Due 7/1/2043	49,443	45,802

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 13.48% (continued)
Federal National Mortgage Association, (continued)
4.000%, Due 7/1/2045	$92,824	$87,433
3.500%, Due 8/1/2045	25,367	23,372
3.500%, Due 5/1/2046	63,247	57,953
3.000%, Due 6/1/2046	181,627	160,426
4.000%, Due 7/1/2046	78,174	73,747
3.000%, Due 10/1/2046	143,182	126,229
3.000%, Due 11/1/2046	191,813	170,311
3.500%, Due 11/1/2046	254,325	234,647
3.000%, Due 12/1/2046	121,581	107,355
3.500%, Due 3/1/2047	29,399	26,917
4.500%, Due 7/1/2047	13,305	12,895
4.500%, Due 8/1/2047	51,886	50,340
3.500%, Due 9/1/2047	74,789	68,382
4.500%, Due 7/1/2048	89,472	86,724
4.500%, Due 3/1/2049	109,817	105,959
4.500%, Due 10/1/2049	89,967	86,489
4.000%, Due 11/1/2049	220,321	206,047
2.500%, Due 6/1/2050	230,144	191,163
2.500%, Due 8/1/2050	613,983	507,436
3.000%, Due 8/1/2050	211,158	182,993
2.500%, Due 9/1/2050	226,104	187,569
2.500%, Due 10/1/2050	94,051	77,841
3.000%, Due 10/1/2050	379,560	330,892
3.000%, Due 11/1/2050	616,373	532,377
2.500%, Due 2/1/2051	724,086	601,743
2.000%, Due 3/1/2051	666,494	530,582
2.000%, Due 4/1/2051	840,658	665,049
3.000%, Due 5/1/2051	304,149	265,326
3.000%, Due 6/1/2051	120,415	104,121
3.500%, Due 6/1/2051	353,691	317,824
2.000%, Due 7/1/2051	1,189,347	937,808
3.500%, Due 7/1/2051	610,862	552,133
2.500%, Due 8/1/2051	498,496	413,825
2.500%, Due 10/1/2051	321,449	266,930
2.500%, Due 11/1/2051	355,341	293,197
3.000%, Due 11/1/2051	417,117	358,166
3.000%, Due 12/1/2051	590,162	507,544
2.000%, Due 1/1/2052	1,225,591	971,569
2.500%, Due 2/1/2052	1,308,491	1,087,799
3.500%, Due 5/1/2052	364,911	327,366
4.000%, Due 5/1/2052	327,276	304,355
4.000%, Due 6/1/2052	658,284	611,738
5.000%, Due 6/1/2052	720,740	711,678
4.500%, Due 10/1/2052	468,241	446,944
5.000%, Due 12/1/2052	330,246	323,452
5.000%, Due 4/1/2053	262,048	257,334
4.500%, Due 6/1/2053	686,173	659,722
5.000%, Due 6/1/2053	311,089	307,008
5.500%, Due 6/1/2053	732,215	729,552
5.500%, Due 7/1/2053	685,168	687,370
5.500%, Due 10/1/2053	711,526	708,498
6.000%, Due 1/1/2054	781,244	800,196
5.500%, Due 2/1/2054	771,848	772,949
6.500%, Due 6/1/2054	92,150	96,122
5.500%, Due 11/1/2054	879,898	876,766

		21,591,977

Government National Mortgage Association,
5.000%, Due 10/15/2039	36,444	36,701
3.500%, Due 9/15/2041	81,159	75,000
3.500%, Due 8/20/2047	28,876	26,411
3.500%, Due 10/20/2047	33,872	30,973
4.000%, Due 12/20/2047	64,192	59,886

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 13.48% (continued)
Government National Mortgage Association, (continued)
4.000%, Due 1/20/2048	$59,782	$55,734
5.000%, Due 1/20/2050	89,978	89,258
4.500%, Due 2/20/2050	61,248	59,009
5.000%, Due 2/20/2050	30,884	30,640
2.500%, Due 4/20/2050	427,100	360,203
2.500%, Due 6/20/2051	424,160	357,153
3.000%, Due 6/20/2051	607,614	532,285
2.500%, Due 7/20/2051	544,253	458,172
3.000%, Due 8/20/2051	342,384	303,534
2.500%, Due 11/20/2051	254,878	214,563
3.000%, Due 12/20/2051	660,611	578,302
3.500%, Due 1/20/2052	252,164	227,885
4.000%, Due 3/20/2052	483,091	448,441
5.000%, Due 4/20/2053	679,152	666,798
3.000%, Due 5/20/2053	227,997	201,838
3.000%, Due 6/20/2053	618,390	541,324
5.500%, Due 7/20/2053	653,509	655,343
6.000%, Due 10/20/2053	1,951,613	1,988,942
6.000%, Due 11/20/2053	3,287,565	3,349,691
6.000%, Due 12/20/2053	2,063,018	2,102,004
6.000%, Due 4/20/2054	1,468,279	1,493,959
6.000%, Due 5/20/2054	2,762,774	2,809,539
6.000%, Due 6/20/2054	1,529,134	1,554,588
6.000%, Due 7/20/2054	3,215,632	3,266,676
6.000%, Due 8/20/2054	2,792,370	2,835,363
6.000%, Due 9/20/2054	3,173,467	3,220,811
6.000%, Due 10/20/2054	2,760,425	2,801,011
6.000%, Due 11/20/2054	1,951,083	1,979,769
5.000%, Due 12/20/2054	769,904	751,984
6.000%, Due 12/20/2054	1,774,649	1,800,741
6.000%, Due 1/20/2055	2,937,095	2,980,279
5.500%, Due 5/20/2055	189,041	188,740

		39,133,550

Total U.S. Agency Mortgage-Backed Obligations (Cost $78,729,050)		75,990,812

U.S. TREASURY OBLIGATIONS - 12.53%
U.S. Treasury Bonds,
4.625%, Due 5/15/2054	1,600,000	1,532,250
4.750%, Due 5/15/2055	37,660,000	36,865,610

		38,397,860

U.S. Treasury Floating Rate Notes, 4.441%, Due 4/30/2027, (3 mo. Treasury money market yield + 0.160%)D	1,600,000	1,600,712

U.S. Treasury Inflation-Indexed Bonds, 2.375%, Due 2/15/2055F	4,991,532	4,740,338

U.S. Treasury Notes,
0.250%, Due 8/31/2025	10,910,000	10,873,158
4.875%, Due 4/30/2026	1,255,000	1,260,510
4.625%, Due 4/30/2029	1,695,000	1,736,183
4.625%, Due 4/30/2031	2,205,000	2,270,719
4.375%, Due 5/15/2034	1,990,000	2,002,360
4.625%, Due 2/15/2035	7,590,000	7,753,659

Total U.S. Treasury Obligations (Cost $70,333,882)		25,896,589

		70,635,499

	Shares
FOREIGN COMMON STOCKS - 20.10%
Communication Services - 1.80%
Diversified Telecommunication Services - 0.28%
Orange SA	68,180	1,038,334
Singapore Telecommunications Ltd.	182,000	543,869

		1,582,203

Entertainment - 0.84%
Nintendo Co. Ltd.	15,000	1,262,268

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 20.10% (continued)
Communication Services - 1.80% (continued)
Entertainment - 0.84% (continued)
Sea Ltd., ADRA	17,600	$2,757,040
Universal Music Group NV	23,733	687,394

		4,706,702

Interactive Media & Services - 0.42%
Tencent Holdings Ltd.	34,000	2,382,166

Media - 0.16%
WPP PLC, ADRB	33,500	907,180

Wireless Telecommunication Services - 0.10%
Bharti Airtel Ltd.	25,992	567,322

Total Communication Services		10,145,573

Consumer Discretionary - 3.64%
Automobile Components - 0.91%
Aptiv PLCA	42,961	2,948,843
Continental AG	6,511	558,762
Magna International, Inc.	40,200	1,648,200

		5,155,805

Automobiles - 0.26%
Ferrari NV	2,260	993,732
Suzuki Motor Corp.	45,500	502,823

		1,496,555

Broadline Retail - 0.50%
Coupang, Inc.A	51,650	1,520,060
MercadoLibre, Inc.A	550	1,305,639

		2,825,699

Hotels, Restaurants & Leisure - 0.85%
Amadeus IT Group SA	12,357	993,049
Compass Group PLC	29,800	1,048,820
Galaxy Entertainment Group Ltd.	114,000	557,656
Lottomatica Group SpA	23,436	632,255
Meituan, Class BA C	71,600	1,109,116
Trip.com Group Ltd.	6,850	429,325

		4,770,221

Household Durables - 0.42%
Sony Group Corp., ADRB	96,900	2,356,608

Leisure Products - 0.07%
Bandai Namco Holdings, Inc.	12,400	403,575

Specialty Retail - 0.23%
JD Sports Fashion PLC	225,455	254,455
Nitori Holdings Co. Ltd.B	4,300	369,121
Zalando SEA C	22,149	650,110

		1,273,686

Textiles, Apparel & Luxury Goods - 0.40%
Cie Financiere Richemont SA, Class A	2,475	406,482
Gildan Activewear, Inc.	14,353	725,005
Li Ning Co. Ltd.	356,000	755,536
Puma SE	16,317	347,188

		2,234,211

Total Consumer Discretionary		20,516,360

Consumer Staples - 0.84%
Beverages - 0.35%
Anheuser-Busch InBev SA, ADRB	5,800	334,486
Arca Continental SAB de CV	49,000	510,857
Fomento Economico Mexicano SAB de CVG	66,300	599,389

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 20.10% (continued)
Consumer Staples - 0.84% (continued)
Beverages - 0.35% (continued)
Pernod Ricard SA	5,018	$517,450

		1,962,182

Consumer Staples Distribution & Retail - 0.12%
MatsukiyoCocokara & Co.	33,500	689,327

Food Products - 0.12%
Toyo Suisan Kaisha Ltd.	11,000	705,007

Personal Products - 0.25%
Unilever PLC, ADR	10,100	590,143
Unilever PLC	13,757	800,853

		1,390,996

Total Consumer Staples		4,747,512

Energy - 0.52%
Oil, Gas & Consumable Fuels - 0.52%
Canadian Natural Resources Ltd.	25,050	792,937
Suncor Energy, Inc.	13,458	530,802
TotalEnergies SE, ADR	26,800	1,595,940

		2,919,679

Total Energy		2,919,679

Financials - 3.72%
Banks - 2.49%
Banco Santander SA	85,883	738,601
Bank Hapoalim BM	30,680	577,948
Bank Mandiri Persero Tbk. PT	1,922,700	526,975
Bank of Nova Scotia	24,090	1,339,645
Bankinter SA	44,702	637,674
Grupo Financiero Banorte SAB de CV, Class O	76,600	682,193
ICICI Bank Ltd., ADR	56,188	1,893,536
KB Financial Group, Inc.	6,436	514,676
KBC Group NV	6,431	673,432
Mitsubishi UFJ Financial Group, Inc., ADR	120,650	1,677,035
Mizuho Financial Group, Inc.	21,200	630,095
NU Holdings Ltd., Class AA	76,520	935,074
Piraeus Financial Holdings SA	142,465	1,100,673
Resona Holdings, Inc.	68,800	633,708
Saudi National Bank	59,437	594,196
Societe Generale SA	13,457	859,384

		14,014,845

Capital Markets - 0.80%
3i Group PLC	44,115	2,418,392
Deutsche Boerse AG	3,280	951,130
UBS Group AG	30,780	1,153,516

		4,523,038

Financial Services - 0.25%
Adyen NVA C	810	1,396,356

Insurance - 0.18%
AIA Group Ltd.	108,400	1,013,574

Total Financials		20,947,813

Health Care - 0.98%
Health Care Equipment & Supplies - 0.18%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	9,900	318,214
Siemens Healthineers AGC	12,413	670,038

		988,252

Health Care Providers & Services - 0.11%
Rede D’Or Sao Luiz SAC	109,500	635,542

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 20.10% (continued)
Health Care - 0.98% (continued)
Pharmaceuticals - 0.69%
AstraZeneca PLC	7,370	$1,102,186
Merck KGaA	7,710	970,491
Novo Nordisk AS, Class B	23,978	1,152,938
Otsuka Holdings Co. Ltd.	14,000	677,998

		3,903,613

Total Health Care		5,527,407

Industrials - 4.41%
Aerospace & Defense - 1.66%
BAE Systems PLC	102,000	2,430,102
Rheinmetall AG	470	930,859
Rolls-Royce Holdings PLC	205,660	2,911,604
Safran SA	5,900	1,949,226
Thales SA	4,199	1,129,929

		9,351,720

Building Products - 0.08%
Cie de Saint-Gobain SA	4,065	465,289

Electrical Equipment - 1.01%
ABB Ltd.	9,589	631,829
Contemporary Amperex Technology Co. Ltd., Class A	12,995	478,074
Legrand SA	7,232	1,072,497
Siemens Energy AGA	30,190	3,514,187

		5,696,587

Ground Transportation - 0.24%
Canadian Pacific Kansas City Ltd.	18,110	1,331,991

Industrial Conglomerates - 0.08%
Siemens AG	1,655	424,765

Machinery - 0.74%
IMI PLC	20,825	611,106
Mitsubishi Heavy Industries Ltd.	86,200	2,074,973
Sandvik AB	35,294	862,408
Techtronic Industries Co. Ltd.	54,000	648,688

		4,197,175

Professional Services - 0.41%
Bureau Veritas SA	32,661	1,007,855
RELX PLC	25,119	1,305,705

		2,313,560

Trading Companies & Distributors - 0.19%
Brenntag SE	10,616	660,750
RS Group PLC	58,922	434,988

		1,095,738

Total Industrials		24,876,825

Information Technology - 3.44%
Communications Equipment - 0.37%
Telefonaktiebolaget LM Ericsson, ADRB	286,240	2,066,653

Electronic Equipment, Instruments & Components - 0.53%
Hexagon AB, Class BB	106,690	1,176,513
Shimadzu Corp.	30,700	684,032
TE Connectivity PLC	5,600	1,152,200

		3,012,745

IT Services - 0.28%
Capgemini SE	3,096	462,490
NEC Corp.	25,600	746,780
Wix.com Ltd.A	2,930	398,568

		1,607,838

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 20.10% (continued)
Information Technology - 3.44% (continued)
Semiconductors & Semiconductor Equipment - 1.52%
ASM International NV	1,640	$800,095
ASML Holding NV	2,553	1,778,172
SK Hynix, Inc.	3,155	622,218
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,470	3,013,001
Taiwan Semiconductor Manufacturing Co. Ltd.	60,000	2,331,854

		8,545,340

Software - 0.50%
SAP SE	7,410	2,120,837
TOTVS SA	91,000	708,719

		2,829,556

Technology Hardware, Storage & Peripherals - 0.24%
Samsung Electronics Co. Ltd.	26,314	1,354,788

Total Information Technology		19,416,920

Materials - 0.44%
Chemicals - 0.36%
Croda International PLC	23,625	814,953
Nippon Sanso Holdings Corp.	21,300	759,060
Shin-Etsu Chemical Co. Ltd.	16,200	472,142

		2,046,155

Metals & Mining - 0.08%
Rio Tinto PLC	7,578	450,705

Total Materials		2,496,860

Utilities - 0.31%
Electric Utilities - 0.11%
Fortum OYJ	33,057	606,989

Multi-Utilities - 0.20%
Engie SA	50,531	1,131,406

Total Utilities		1,738,395

Total Foreign Common Stocks (Cost $85,490,365)		113,333,344

FOREIGN PREFERRED STOCKS - 0.11% (Cost $445,178)
Financials - 0.11%
Banks - 0.11%
Itau Unibanco Holding SA, 7.138%H I	100,670	632,115

SHORT-TERM INVESTMENTS - 2.17% (Cost $12,220,800)
Investment Companies - 2.17%
American Beacon U.S. Government Money Market Select Fund, 4.23%J K	12,220,800	12,220,800

SECURITIES LENDING COLLATERAL - 0.32% (Cost $1,825,298)
Investment Companies - 0.32%
American Beacon U.S. Government Money Market Select Fund, 4.23%J K	1,825,298	1,825,298

TOTAL INVESTMENTS - 99.85% (Cost $476,741,518)		562,985,677
OTHER ASSETS, NET OF LIABILITIES - 0.15%		865,607

TOTAL NET ASSETS - 100.00%		$563,851,284

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at July 31, 2025.

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $14,133,833 or 2.51% of net assets. The Fund has no right to demand registration of these securities.

D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2025.

E	Perpetual maturity. The date shown, if any, is the next call date.
F	Inflation-Indexed Note.
G	Unit - Usually consists of one common stock and/or rights and warrants.
H	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
I	A type of Preferred Stock that has no maturity date.
J	The Fund is affiliated by having the same investment advisor.
K	7-day yield.

ADR - American Depositary Receipt.

BDC - Business Development Company.

CMT - Constant Maturity Treasury.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

Long Futures Contracts Open on July 31, 2025:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	14	September 2025	$4,389,183	$4,461,975	$72,792
ICE U.S. Mini MSCI EAFE Index Futures	15	September 2025	1,991,348	1,960,050	(31,298)
ICE U.S. MSCI Emerging Markets Index Futures	13	September 2025	806,856	804,895	(1,961)

			$7,187,387	$7,226,920	$39,533

Glossary:

Index Abbreviations:

MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.
ICE	Intercontinental Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2025, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$246,964,034	$—	$—	$246,964,034
Corporate Obligations	—	23,985,003	—	23,985,003
Foreign Corporate Obligations	—	9,101,435	—	9,101,435
Foreign Sovereign Obligations	—	2,075,836	—	2,075,836
Asset-Backed Obligations	—	5,064,202	—	5,064,202
Commercial Mortgage-Backed Obligations	—	1,157,299	—	1,157,299
U.S. Agency Mortgage-Backed Obligations	—	75,990,812	—	75,990,812
U.S. Treasury Obligations	—	70,635,499	—	70,635,499
Foreign Common Stocks	113,333,344	—	—	113,333,344
Foreign Preferred Stocks	632,115	—	—	632,115
Short-Term Investments	12,220,800	—	—	12,220,800

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Securities Lending Collateral	$1,825,298	$—	$—	$1,825,298

Total Investments in Securities - Assets	$374,975,591	$188,010,086	$—	$562,985,677

Financial Derivative Instruments - Assets
Futures Contracts	$72,792	$—	$—	$72,792

Total Financial Derivative Instruments - Assets	$72,792	$—	$—	$72,792

Financial Derivative Instruments - Liabilities
Futures Contracts	$(33,259)	$—	$—	$(33,259)

Total Financial Derivative Instruments - Liabilities	$(33,259)	$—	$—	$(33,259)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

July 31, 2025 (Unaudited)

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

July 31, 2025 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.